CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 2.1%
Verizon Communications Inc.	3,126,996	$159,289,176

Entertainment - 1.4%
Walt Disney Co.	755,390	103,609,292	*

Media - 2.6%
Comcast Corp., Class A Shares	4,326,620	202,572,349

TOTAL COMMUNICATION SERVICES		465,470,817

CONSUMER DISCRETIONARY - 2.0%
Specialty Retail - 2.0%
Home Depot Inc.	521,370	156,061,682

CONSUMER STAPLES - 9.0%
Beverages - 2.5%
Coca-Cola Co.	3,072,450	190,491,900

Food Products - 4.2%
Mondelez International Inc., Class A Shares	2,452,410	153,962,300
Nestle SA, ADR	1,274,440	165,804,644

Total Food Products		319,766,944

Household Products - 2.3%
Procter & Gamble Co.	1,165,440	178,079,232

TOTAL CONSUMER STAPLES		688,338,076

ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
Chesapeake Energy Corp.	557,950	48,541,650
Enbridge Inc.	4,627,633	213,287,605
EQT Corp.	1,356,810	46,687,832
Pioneer Natural Resources Co.	384,920	96,241,548
Williams Cos. Inc.	6,548,300	218,778,703

TOTAL ENERGY		623,537,338

FINANCIALS - 15.4%
Banks - 6.1%
Bank of America Corp.	3,907,750	161,077,455
JPMorgan Chase & Co.	838,810	114,346,579
PNC Financial Services Group Inc.	573,690	105,817,120
US Bancorp	1,623,900	86,310,285

Total Banks		467,551,439

Capital Markets - 1.7%
Blackstone Inc.	1,011,500	128,399,810

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2022 Quarterly Report	1

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Diversified Financial Services - 2.4%
Apollo Global Management Inc.	3,023,324	$187,415,855

Insurance - 5.2%
American International Group Inc.	1,921,400	120,606,278
MetLife Inc.	1,762,915	123,897,666
Travelers Cos. Inc.	849,060	155,148,734

Total Insurance		399,652,678

TOTAL FINANCIALS		1,183,019,782

HEALTH CARE - 11.3%
Health Care Equipment & Supplies - 2.2%
Becton Dickinson and Co.	627,450	166,901,700

Health Care Providers & Services - 2.4%
UnitedHealth Group Inc.	363,830	185,542,385

Pharmaceuticals - 6.7%
Johnson & Johnson	906,407	160,642,513
Merck & Co. Inc.	1,771,190	145,326,139
Pfizer Inc.	2,580,550	133,595,073
Zoetis Inc.	394,050	74,313,890

Total Pharmaceuticals		513,877,615

TOTAL HEALTH CARE		866,321,700

INDUSTRIALS - 11.5%
Aerospace & Defense - 4.9%
Northrop Grumman Corp.	228,800	102,323,936
Raytheon Technologies Corp.	2,755,080	272,945,776

Total Aerospace & Defense		375,269,712

Air Freight & Logistics - 2.2%
United Parcel Service Inc., Class B Shares	805,600	172,768,976

Commercial Services & Supplies - 1.7%
Waste Management Inc.	812,540	128,787,590

Machinery - 0.4%
Otis Worldwide Corp.	440,490	33,895,705

Road & Rail - 2.3%
Union Pacific Corp.	643,070	175,693,155

TOTAL INDUSTRIALS		886,415,138

INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 1.4%
Cisco Systems Inc.	1,918,120	106,954,371

See Notes to Schedule of Investments.

2	ClearBridge Dividend Strategy Fund 2022 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
IT Services - 3.8%
Mastercard Inc., Class A Shares	371,460	$132,752,375
Visa Inc., Class A Shares	722,530	160,235,478

Total IT Services		292,987,853

Semiconductors & Semiconductor Equipment - 3.2%
Broadcom Inc.	129,470	81,524,670
Intel Corp.	1,619,190	80,247,056
Texas Instruments Inc.	442,440	81,178,891

Total Semiconductors & Semiconductor Equipment		242,950,617

Software - 6.7%
Microsoft Corp.	1,287,350	396,902,879
Oracle Corp.	1,366,930	113,086,119

Total Software		509,988,998

Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc.	1,995,792	348,485,241

TOTAL INFORMATION TECHNOLOGY		1,501,367,080

MATERIALS - 7.5%
Chemicals - 5.7%
Ecolab Inc.	585,390	103,356,458
Linde PLC	568,820	181,698,173
PPG Industries Inc.	1,193,740	156,463,502

Total Chemicals		441,518,133

Construction Materials - 1.8%
Vulcan Materials Co.	740,330	135,998,621

TOTAL MATERIALS		577,516,754

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	486,330	122,175,822
Boston Properties Inc.	522,420	67,287,696

TOTAL REAL ESTATE		189,463,518

UTILITIES - 5.5%
Electric Utilities - 2.5%
Edison International	1,491,636	104,563,684
NextEra Energy Inc.	1,033,900	87,581,669

Total Electric Utilities		192,145,353

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2022 Quarterly Report	3

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY			SHARES	VALUE
Multi-Utilities - 3.0%
Public Service Enterprise Group Inc.			753,650	$52,755,500
Sempra Energy			1,071,560	180,150,667

Total Multi-Utilities				232,906,167

TOTAL UTILITIES				425,051,520

TOTAL COMMON STOCKS (Cost - $3,794,569,560)				7,562,563,405

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%††
Finance America NIM Trust, 2004-1 A (Cost - $73,449)	5.250%	6/27/34	$73,417	1	*(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,794,643,009)				7,562,563,406

			SHARES
SHORT-TERM INVESTMENTS - 1.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.139%		95,734,312	95,734,312
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.212%		23,933,578	23,933,578	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $119,667,890)				119,667,890

TOTAL INVESTMENTS - 100.1% (Cost - $3,914,310,899)				7,682,231,296
Liabilities in Excess of Other Assets - (0.1)%				(3,887,668)

TOTAL NET ASSETS - 100.0%				$7,678,343,628

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of March 31, 2022.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $23,933,578 and the cost was $23,933,578 (Note 2).

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Dividend Strategy Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$7,562,563,405	—	—	$7,562,563,405
Asset-Backed Securities	—	$1	—	1

Total Long-Term Investments	7,562,563,405	1	—	7,562,563,406

Short-Term Investments†	119,667,890	—	—	119,667,890

Total Investments	$7,682,231,295	$1	—	$7,682,231,296

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at Decemer 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$10,861,864	$49,937,728	49,937,728	$36,866,014	36,866,014	—	$2,309	—	$23,933,578

7